CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017 [1]
ASSETS
Cash and cash equivalents	$ 4,113	$ 5,430
Restricted cash	708	770
Trade receivables, net	478	496
Financing receivables, net	18,366	19,795
Inventories, net	7,339	6,452
Property, plant and equipment, net	6,050	6,831
Investments in unconsolidated subsidiaries and affiliates	525	561
Equipment under operating leases	1,772	1,845
Goodwill	2,460	2,472
Other intangible assets, net	759	792
Deferred tax assets	662	852
Derivative assets	119	77
Other assets	1,861	1,925
Total Assets	45,212	48,298
LIABILITIES AND EQUITY
Debt	23,999	25,895
Trade payables	5,626	6,060
Deferred tax liabilities	93	94
Pension, postretirement and other postemployment benefits	1,613	2,300
Derivative liabilities	115	98
Other liabilities	8,990	9,594
Total Liabilities	40,436	44,041
Redeemable noncontrolling interest	29	25
Common shares, €0.01, par value; outstanding 1,353,816,734 common shares and 388,737,192 special voting shares at 9/30/2018; and outstanding 1,363,592,506 common shares and 388,906,690 special voting shares at 12/31/2017	25	25
Treasury stock, at cost; 10,583,462 common shares at 9/30/2018 and 807,690 common shares at 12/31/2017	(129)	(10)
Additional paid in capital	4,395	4,412
Retained earnings	2,342	1,763
Accumulated other comprehensive loss	(1,908)	(1,966)
Noncontrolling interests	22	8
Total Equity	4,747	4,232
Total Liabilities and Equity	$ 45,212	$ 48,298

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).